Average Annual Total Returns		12 Months Ended	60 Months Ended	81 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Total Index Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	FT Wilshire 5000 Total Index Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.13%	13.40%	14.92%
S&P 500 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	14.42%	15.49%
S-Network Space Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S-Network Space Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		69.26%	10.52%	8.52%
Wilshire 5000 Total Market Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Wilshire 5000 Total Market Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		15.67%	11.78%	13.16%
Procure Space ETF® Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		67.94%	10.55%	8.28%
Performance Inception Date	Apr. 10, 2019
Procure Space ETF® Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		67.67%	10.03%	7.85%
Procure Space ETF® Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		40.28%	8.16%	6.43%